Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Borrowings

	As of December 31,
	2019	2020
	RMB’000	RMB’000
Unsecured
- Bank borrowings	2,977,440	10,279,835
- Corporate borrowings	—	1,162

	2,977,440	10,280,997
Interest payable	12,422	34,448

Total borrowings	2,989,862	10,315,445

Summary of Interest Rates of Borrowings
The following table sets forth the range of interest rates of borrowings as of December 31, 2019 and 2020:

	As of December 31,
	2019	2020
Bank borrowings — fixed rate	4.08%-6.09%	4.35%-5.00%
Bank borrowings — floating rate	4.04%	1.41%-2.68%
Corporate borrowings — fixed rate	—	0.50%-0.78%